Operating Segments (Details)		3 Months Ended						9 Months Ended	12 Months Ended
		Mar. 31, 2017 USD ($) segment		Dec. 31, 2016 USD ($)		Mar. 31, 2016 USD ($)		Oct. 12, 2016 USD ($)	Dec. 31, 2016 USD ($)		Dec. 30, 2016 segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment		5									4
Revenue from external customers		$ 30,463,945				$ 29,518,227
Revenue from related parties		44,502,076				3,064,632
Cost of revenue		58,497,986				32,391,176
Selling, general and administrative expenses		6,736,798				3,613,874
Earnings before interest, other expense taxes and depreciation and amortization		9,731,237				(3,422,191)
Other (income) expense	[1]	184,146				990
Interest expense	[1]	397,184				1,296,356
Depreciation and amortization	[1]	17,237,251				17,751,072
Income tax provision	[1]	(3,106,065)				894,360
Net loss		(4,981,279)	[1],[2]	$ (56,322,878)		(23,364,969)	[1],[2]	$ (32,085,117)	$ (4,044,833)
Total expenditures for property, plant and equipment		31,109,692				539,922
Goodwill		88,726,875	[3]	88,726,875	[3]	88,726,875			88,726,875	[3]
Intangible assets, net		19,299,079		21,566,829		28,370,079			21,566,829
Total Assets		515,422,495	[3]	$ 502,362,475	[3]	515,086,846			$ 502,362,475	[3]
Pressure Pumping Services
Segment Reporting Information [Line Items]
Revenue from external customers		8,691,647				12,294,529
Revenue from related parties		31,760,906				0
Cost of revenue		28,707,440				11,531,886
Selling, general and administrative expenses		1,774,926				526,175
Earnings before interest, other expense taxes and depreciation and amortization		9,970,187				236,468
Other (income) expense		2,631				(19,208)
Interest expense		128,444				237,055
Depreciation and amortization		9,157,893				8,955,217
Income tax provision		0				0
Net loss		681,219				(8,936,596)
Total expenditures for property, plant and equipment		28,665,309				30,695
Goodwill		86,043,148				86,043,148
Intangible assets, net		19,174,183				28,217,683
Total Assets		228,631,538				197,948,317
Well Services
Segment Reporting Information [Line Items]
Revenue from external customers		3,190,132				2,698,592
Revenue from related parties		152,895				0
Cost of revenue		3,799,776				3,927,709
Selling, general and administrative expenses		972,405				573,296
Earnings before interest, other expense taxes and depreciation and amortization		(1,429,154)				(1,802,413)
Other (income) expense		1,182				9,400
Interest expense		(105,902)				98,319
Depreciation and amortization		1,208,241				1,397,507
Income tax provision		(3,691,532)				0
Net loss		1,158,857				(3,307,639)
Total expenditures for property, plant and equipment		0				0
Goodwill		0				0
Intangible assets, net		124,896				152,396
Total Assets		47,104,529				60,191,891
Sand
Segment Reporting Information [Line Items]
Revenue from external customers		3,372,063				1,281,745
Revenue from related parties		11,540,419				1,918,078
Cost of revenue		12,607,265				6,180,754
Selling, general and administrative expenses		2,057,553				601,267
Earnings before interest, other expense taxes and depreciation and amortization		247,664				(3,582,198)
Other (income) expense		14,207				19,182
Interest expense		132,639				104,461
Depreciation and amortization		1,362,965				1,368,517
Income tax provision		0				0
Net loss		(1,262,147)				(5,074,358)
Total expenditures for property, plant and equipment		174,513				97,425
Goodwill		2,683,727				2,683,727
Intangible assets, net		0				0
Total Assets		111,028,954				111,084,330
Drilling
Segment Reporting Information [Line Items]
Revenue from external customers		9,703,397				5,257,738
Revenue from related parties		1,047,592				1,145,999
Cost of revenue		10,953,423				7,208,657
Selling, general and administrative expenses		1,295,024				1,302,473
Earnings before interest, other expense taxes and depreciation and amortization		(1,497,458)				(2,107,393)
Other (income) expense		163,785				(10,074)
Interest expense		217,182				852,574
Depreciation and amortization		4,968,628				5,507,381
Income tax provision		0				0
Net loss		(6,847,053)				(8,457,274)
Total expenditures for property, plant and equipment		2,269,277				264,171
Goodwill		0				0
Intangible assets, net		0				0
Total Assets		97,838,858				110,148,572
Other Energy Services
Segment Reporting Information [Line Items]
Revenue from external customers		5,506,706				7,985,623
Revenue from related parties		264				555
Cost of revenue		2,430,082				3,542,170
Selling, general and administrative expenses		636,890				610,663
Earnings before interest, other expense taxes and depreciation and amortization		2,439,998				3,833,345
Other (income) expense		2,341				1,690
Interest expense		24,821				3,947
Depreciation and amortization		539,524				522,450
Income tax provision		585,467				894,360
Net loss		1,287,845				2,410,898
Total expenditures for property, plant and equipment		593				147,631
Goodwill		0				0
Intangible assets, net		0				0
Total Assets		$ 30,818,616				$ 35,713,736

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[3]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.